RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

16.    RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

The amounts due to related parties is $4,861,497 and $15,385,935 as of December 31, 2012 and 2013, respectively, which include payable to Changzhou Youze S&T Co., Ltd. (“Youze”) and Changzhou Junhe Mechanical Co., Ltd. (“Junhe”), entities controlled by Mr. Weizhong Wu and Mr. Weifeng Wu, respectively, who are the brothers in law of Mr. Jifan.Gao, Trina’s CEO for Trina China’s purchase of wafers.

Related party transactions

In 2011, 2012 and 2013, Trina China purchased wafers for a total price of RMB 167,159,850($ 26,529,520), RMB230,705,934($36,704,468) and RMB 89,207,627 ($14,450,766), respectively, from Youze. The transactions were approved by the audit committee.

In 2011, 2012 and 2013, the Company sold ingots for a total price of RMB 4,168,760 (US$ 642,881) RMB 6,560,951 (US$ 1,036,067) and RMB 23,440,335 (US$ 3,762,160), respectively, to Youze .The transactions were approved by the audit committee.

In 2013, the Company incurred costs of RMB 168,043,383 ($ 27,180,526) with respect to the wafer slicing process service provided by Youze. The transactions were approved by the audit committee.

In 2011, 2012 and 2013, Trina China purchased goods and equipment maintenance services for a total price of RMB12,634,837($2,005,243), RMB9,481,118($1,508,411) and RMB3,029,559($487,808), respectively, from Junhe. The transactions were approved by the audit committee.